CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 32,219	$ 18,106	$ 15,085
Cost of revenues:
Total cost of revenues	6,839	3,451	6,718
Gross profit	25,380	14,655	8,367
Operating expenses
Selling and marketing	13,998	8,293	10,780
Research and development	10,721	11,347	22,791
General and administrative	20,130	22,242	10,089
Bad debt provision of prepaid expenses and other current assets	0	0	418
Provision of amount due from a related party	0	0	12,408
Impairment of goodwill	0	0	9,288
Total operating expenses	44,849	41,882	65,774
Loss from operations	(19,469)	(27,227)	(57,407)
Other income, net	792	3,543	1,523
Fair value change gain (loss) of contingent consideration	1,115	(1,027)	20,662
Impairment of available-for-sale investment	0	0	(2,000)
Impairment of equity investments without readily determinable fair values	(1,526)	0	0
Provision of restricted cash	(9,284)	0	0
Provision of amount due from the deconsolidated subsidiary	(3,943)	0	0
Interest income	238	8,079	8,776
Interest expenses	(51)	(303)	(566)
Loss related to contingent liability settlement	(13,246)	0	0
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(45,374)	(16,935)	(29,012)
Income tax (expenses) benefits	969	65	(1,944)
Loss before (loss) earnings in equity method investments and noncontrolling interest, net of tax	(44,405)	(16,870)	(30,956)
Impairment on and (Loss) earnings in equity method investments, net of tax	(59,001)	70	(7,464)
Loss from continuing operations	(103,406)	(16,800)	(38,420)
Discontinued operations:
Loss from the operations of the discontinued operations, net of income tax expenses for the years ended December 31, 2019, 2020 and 2021, respectively	(10,896)	(5,320)	(69,068)
Gain on deconsolidation of the discontinued operations, net of tax of nil for the years ended December 31, 2019, 2020 and 2021, respectively	123,667	0	0
(Loss) income from discontinued operations, net of tax expenses of nil for the years ended December 31, 2019, 2020 and 2021, respectively	112,771	(5,320)	(69,068)
Net (loss) income	9,365	(22,120)	(107,488)
Net loss from continuing operations attributable to non-controlling interests	(623)	(2,900)	(56,391)
Net loss from discontinued operations attributable to non-controlling interests	3,675	0	0
Net income (loss) from continuing operations attributable to Renren Inc.	(102,783)	(13,900)	17,971
Net (loss) income from discontinued operations attributable to Renren Inc.	116,446	(5,320)	(69,068)
Net (loss) income attributable to Renren Inc.	$ 13,663	$ (19,220)	$ (51,097)
Net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.09)	$ (0.01)	$ 0.02
Diluted (in dollars per share)	(0.09)	(0.01)	0.02
Net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	0.11	(0.01)	(0.07)
Diluted (in dollars per share)	0.10	(0.01)	(0.07)
Net (loss) income per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	0.01	(0.02)	(0.05)
Diluted (in dollars per share)	$ 0.01	$ (0.02)	$ (0.05)
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,099,535,481	1,063,651,105	1,049,024,096
Diluted (in shares)	1,099,535,481	1,063,651,105	1,049,024,096
Weighted average number of shares used in calculating net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,099,535,481	1,063,651,105	1,049,024,096
Diluted (in shares)	1,099,535,481	1,063,651,105	1,049,024,096
SaaS revenue
Revenues:
Total revenues	$ 31,849	$ 17,519	$ 8,261
Cost of revenues:
Total cost of revenues	6,826	3,353	1,743
Other services.
Revenues:
Total revenues	370	587	6,824
Cost of revenues:
Total cost of revenues	$ 13	$ 98	$ 4,975